Related Party Transactions and Balances - Related Party Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivables from related parties included in amounts receivable
Contractual fees and other receivables from investments managed	$ 11,906	$ 8,855
Employee relocation housing loans	1,578	2,001
Loan receivables from portfolio investments	8,629	13,937
Annual incentive plan	25,469	15,875
Long-term incentive plan	29,345	21,245
Performance fees liability	48,358	6,242
Dividends payable	472	440
Other payables to related parties included in amounts payable and accrued liabilities	$ 200	$ 972
Related party receivable, underlying employee relocation housing loan, term	10 years